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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21409

                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Principal

 Amount

 USD $

 S&P / Moody's

 Ratings

 Value

 TAX-EXEMPT OBLIGATIONS — 141.5% OF NET ASSETS

 ALABAMA — 1.4%

 2,500,000

 B-/B2

 Alabama Industrial Development Authority Revenue, 6.45%, 12/1/23

 $

 2,210,475

 2,500,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 5.5%, 1/1/43

 1,901,325

 $

 4,111,800

 ARIZONA — 3.4%

 5,000,000

 NR/NR

 Casa Grande Industrial Development Authority Hospital Revenue, 7.625%, 12/1/29

 $

 5,003,300

 2,640,000

 NR/NR

 Pima County Industrial Development Authority, 7.0%, 1/1/38

 2,484,214

 1,492,000

 NR/Baa3

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 1,465,845

 1,000,000

 NR/NR

 San Luis Facility Development Corp., 7.25%, 5/1/27

 905,270

 $

 9,858,629

 CALIFORNIA — 13.7%

 1,000,000

 NR/NR

 California Enterprise Development Authority Recovery Zone Facility Revenue, 8.5%, 4/1/31

 $

 1,046,070

 3,140,000

 (a)

 AA+/NR

 California State University Revenue, RIB, 11.087%, 9/20/28 (144A)

 3,525,372

 2,425,000

 A-/A1

 California State Various Purpose, 5.75%, 4/1/31

 2,717,261

 8,575,000

 (a)

 AA+/NR

 California State Various Purpose, RIB, 11.031%, 7/28/31 (144A)

 9,250,453

 3,000,000

 BB+/NR

 California Statewide Communities Development Authority, 7.25%, 10/1/38 (144A)

 3,062,760

 757,342

 (b)

 NR/NR

 California Statewide Communities Development Authority, 9.0%, 12/1/38

 7,339

 2,680,000

 †

 AA+/Aaa

 Golden State Tobacco Securitization Corp., 6.75%, 6/1/39

 2,919,136

 1,500,000

 A-/NR

 Madera Irrigation Financing Authority Water Revenue, 6.5%, 1/1/40

 1,612,125

 1,500,000

 A-/NR

 Madera Irrigation Financing Authority Water Revenue, 6.25%, 1/1/31

 1,599,000

 2,500,000

 A-/A2

 San Jose California Airport Revenue, 5.0%, 3/1/37

 2,511,125

 10,500,000

 (a)

 AA+/NR

 University of California, RIB, 11.304%, 5/15/32

 11,255,580

 $

 39,506,221

 COLORADO — 0.4%

 1,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 $

 1,022,750

 CONNECTICUT — 3.1%

 7,750,000

 NR/NR

 Connecticut State Development Authority Revenue, 5.75%, 11/1/37

 $

 7,772,475

 1,000,000

 NR/NR

 Hamden Connecticut Facility Revenue, 7.75%, 1/1/43

 1,046,610

 $

 8,819,085

 DISTRICT OF COLUMBIA — 3.4%

 2,700,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33

 $

 2,844,396

 6,825,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 6,841,243

 $

 9,685,639

 FLORIDA — 5.0%

 1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/41

 $

 1,499,445

 1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/46

 1,499,430

 1,000,000

 NR/Ba3

 Capital Trust Agency Revenue Bonds, 7.75%, 1/1/41

 1,037,050

 1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.75%, 6/15/42

 1,001,110

 2,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.625%, 6/15/41

 2,059,840

 1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 6.0%, 9/15/40

 951,400

 1,980,000

 NR/NR

 Hillsborough County Industrial Development Authority Revenue, 6.75%, 7/1/29

 1,901,236

 1,000,000

 †

 NR/NR

 Hillsborough County Industrial Development Authority Revenue, 8.0%, 8/15/32

 1,448,230

 500,000

 NR/NR

 Miami Beach Health Facilities Authority, 5.375%, 11/15/28

 489,925

 2,500,000

 A-/A2

 Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/41

 2,649,000

 $

 14,536,666

 GEORGIA — 4.8%

 5,210,000

 (a)

 NR/Aa3

 Atlanta Georgia Water and Wastewater Revenue, RIB, 11.087%, 1/30/13 (144A)

 $

 5,491,809

 1,000,000

 CCC+/NR

 Clayton County Development Authority Special Facilities Revenue, 9.0%, 6/1/35

 1,077,080

 900,000

 NR/NR

 DeKalb County Georgia Hospital Authority Revenue, 6.0%, 9/1/30

 947,736

 750,000

 NR/NR

 DeKalb County Georgia Hospital Authority Revenue, 6.125%, 9/1/40

 771,495

 1,065,000

 NR/Baa3

 Effingham County Industrial Development Authority, 6.5%, 6/1/31

 1,068,685

 3,360,000

 NR/NR

 Fulton County Residential Care Facilities, 7.0%, 7/1/29

 2,910,633

 1,650,000

 NR/NR

 Savannah Georgia Economic Development Authority Revenue, 7.4%, 1/1/34

 1,586,112

 $

 13,853,550

 GUAM — 2.0%

 1,000,000

 B/NR

 Guam Government of Department Education Certificates of Participation, 6.625%, 12/1/30

 $

 1,029,550

 4,400,000

 †

 AA+/NR

 Northern Mariana Islands, 6.75%, 10/1/33

 4,888,312

 $

 5,917,862

 IDAHO — 1.2%

 2,000,000

 BBB+/Baa1

 Power County Industrial Development Corp., 6.45%, 8/1/32

 $

 2,001,820

 1,500,000

 BBB+/Baa1

 Power County Pollution Control Revenue, 5.625%, 10/1/14

 1,500,165

 $

 3,501,985

 ILLINOIS — 6.8%

 1,450,000

 A+/A1

 Illinois Finance Authority Revenue, 5.5%, 4/1/39

 $

 1,492,645

 2,000,000

 AA-/Aa3

 Illinois Finance Authority Revenue, 6.0%, 8/15/25

 2,115,640

 1,000,000

 (b)

 NR/NR

 Illinois Finance Authority Revenue, 6.0%, 11/15/27

 519,870

 280,000

 BBB+/NR

 Illinois Finance Authority Revenue, 6.0%, 8/15/38

 287,577

 2,000,000

 AA+/Aa2

 Illinois Finance Authority Revenue, 6.0%, 8/15/39

 2,217,560

 2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 6.125%, 11/15/25

 2,287,250

 6,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 5/15/45

 5,985,540

 2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 2/15/46

 2,520,875

 1,500,000

 (b)

 NR/NR

 Illinois Health Facilities Authority Revenue, 6.9%, 11/15/33

 524,835

 2,310,000

 NR/NR

 Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26

 1,715,937

 $

 19,667,729

 INDIANA — 2.2%

 250,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

 $

 244,310

 5,000,000

 NR/Baa3

 Jasper County Industrial Economic Development Revenue, 5.6%, 4/1/29

 4,999,550

 1,900,000

 NR/NR

 Vincennes Industrial Economic Development Revenue, 6.25%, 1/1/24

 1,142,033

 $

 6,385,893

 KANSAS — 0.3%

 1,000,000

 NR/A2

 Kansas Development Finance Authority, 5.0%, 5/15/35

 $

 1,010,390

 KENTUCKY — 1.4%

 4,390,000

 BB/NR

 Kentucky Economic Development Finance Authority Hospital System Revenue, 5.875%, 10/1/22

 $

 4,104,518

 LOUISIANA — 7.1%

 5,000,000

 BBB-/Baa2

 Jefferson Parish Hospital Service Revenue, 6.375%, 7/1/41

 $

 5,130,650

 2,500,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities Development Authority Revenue, 6.75%, 11/1/32

 2,639,300

 6,000,000

 NR/Baa1

 Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47

 6,018,120

 750,000

 BBB-/NR

 Opelousas Louisiana General Hospital Authority Revenue, 5.75%, 10/1/23

 771,293

 5,915,000

 A-/A3

 Tobacco Settlement Financing Corp., 5.875%, 5/15/39

 5,917,011

 $

 20,476,374

 MAINE — 0.6%

 1,500,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority Revenue, 7.5%, 7/1/32

 $

 1,663,470

 MARYLAND — 1.6%

 460,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.25%, 1/1/27

 $

 392,435

 1,250,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.3%, 1/1/37

 946,963

 1,250,000

 NR/Baa3

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.75%, 7/1/38

 1,166,512

 2,000,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 6.25%, 1/1/45

 2,125,820

 $

 4,631,730

 MASSACHUSETTS — 8.7%

 675,000

 BB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/18

 $

 662,175

 1,885,000

 NR/NR

 Massachusetts Development Finance Agency, 7.1%, 7/1/32

 1,648,904

 8,000,000

 A/NR

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 9,173,760

 1,000,000

 NR/Caa1

 Massachusetts Health & Educational Facilities Authority Revenue, 6.0%, 10/1/23

 769,280

 2,195,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority Revenue, 5.375%, 7/15/28

 2,126,033

 3,420,000

 (b)

 NR/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.5%, 1/15/38

 34,200

 10,760,000

 AA-/Aa3

 Massachusetts Housing Finance Agency, 5.35%, 12/1/45

 10,769,361

 $

 25,183,713

 MICHIGAN — 1.7%

 2,000,000

 NR/Ba1

 Flint Michigan Hospital Building Authority Revenue, 7.375%, 7/1/35

 $

 2,071,640

 2,235,000

 BB+/NR

 Kent Hospital Finance Authority Revenue, Metropolitan Hospital PJ-Series A, 6.25%, 7/1/40

 2,201,386

 725,000

 NR/NR

 Michigan Public Educational Facilities Authority Revenue, 7.0%, 10/1/36

 675,156

 $

 4,948,182

 MINNESOTA — 0.4%

 1,000,000

 NR/NR

 Port Authority of the City of Bloomington, Minnesota Recovery Zone Facility Revenue, 9.0%, 12/1/35

 $

 1,033,680

 MISSOURI — 1.2%

 1,000,000

 NR/NR

 Kansas City Tax Increment Financing Commission Tax Increment Revenue, 6.5%, 6/1/25

 $

 1,014,840

 1,500,000

 (b)(c)

 NR/Ca

 St. Louis Industrial Development Authority Revenue, 7.2%, 12/15/28

 449,985

 6,640,000

 (b)(c)

 NR/Ca

 St. Louis Industrial Development Authority Revenue, 7.25%, 12/15/35

 1,991,934

 $

 3,456,759

 MONTANA — 0.7%

 2,445,000

 (d)

 NR/NR

 Hardin Increment Industrial Infrastructure Development Revenue, 0.0%, 9/1/31

 $

 1,774,116

 1,000,000

 (b)(c)

 NR/NR

 Two Rivers Authority, Inc., Project Revenue, 7.375%, 11/1/27

 139,810

 $

 1,913,926

 NEVADA — 1.5%

 1,320,000

 (b)(c)

 NR/NR

 Director of the State of Nevada State Department of Business & Industry, 7.375%, 1/1/40

 $

 1,584

 1,600,000

 (b)(c)

 NR/NR

 Nevada State Department of Business & Industry, 7.25%, 1/1/23

 1,920

 1,000,000

 (b)(c)

 NR/NR

 Nevada State Department of Business & Industry, 7.375%, 1/1/30

 1,200

 4,500,000

 A-/A3

 Reno Nevada Hospital Revenue, 5.25%, 6/1/41

 4,433,490

 $

 4,438,194

 NEW HAMPSHIRE — 0.4%

 1,125,000

 NR/NR

 New Hampshire Health & Educational Facilities Authority Revenue, 5.875%, 7/1/34

 $

 1,132,234

 NEW JERSEY — 13.1%

 2,500,000

 NR/NR

 Burlington County New Jersey Bridge Commission Revenue, 5.625%, 1/1/38

 $

 2,288,500

 13,000,000

 B/B3

 New Jersey Economic Development Authority Revenue, 6.25%, 9/15/29

 12,532,520

 3,500,000

 (a)

 NR/Aa3

 New Jersey State Turnpike Authority, RIB, 8.746%, 7/1/23 (144A)

 5,381,355

 15,375,000

 AA+/Aa1

 New Jersey Transportation Trust Fund Authority Revenue, 0.01%, 12/15/27

 7,546,050

 3,250,000

 †

 AA+/Aaa

 Tobacco Settlement Financing Corp., 6.75%, 6/1/39

 3,548,642

 5,000,000

 †

 AA+/Aaa

 Tobacco Settlement Financing Corp., 7.0%, 6/1/41

 5,476,400

 1,000,000

 †

 AA+/Aaa

 Tobacco Settlement Financing Corp., 6.25%, 6/1/43

 1,084,810

 $

 37,858,277

 NEW YORK — 10.2%

 1,730,000

 NR/NR

 Dutchess County Industrial Development Agency, 7.5%, 3/1/29

 $

 1,726,090

 3,000,000

 NR/NR

 Nassau County New York Industrial Development Agency Revenue, 6.7%, 1/1/43

 2,301,990

 5,000,000

 BB-/B1

 New York City Industrial Development Agency, 5.25%, 12/1/32

 3,952,050

 3,950,000

 BB-/B1

 New York City Industrial Development Agency, 7.625%, 12/1/32

 3,906,945

 3,000,000

 NR/C

 New York City Industrial Development Agency, 8.0%, 8/1/12

 2,735,430

 2,000,000

 NR/Ba1

 New York State Dormitory Authority Revenue, 6.125%, 12/1/29

 2,015,780

 5,000,000

 AAA/Aaa

 New York State Dormitory Authority Revenue,, 5.0%, 10/1/41

 5,609,200

 5,000,000

 AAA/Aaa

 New York State Environmental Facilities Corp., 5.0%, 6/15/33

 5,206,200

 2,000,000

 BB/NR

 Seneca Nation Indians Capital Improvement Authority Revenue, 5.25%, 12/1/16 (144A)

 1,881,460

 $

 29,335,145

 NORTH CAROLINA — 1.7%

 5,010,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $

 5,016,613

 OHIO — 1.4%

 5,000,000

 BB-/B3

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 $

 3,939,100

 OKLAHOMA — 1.4%

 2,220,000

 (b)

 NR/NR

 Tulsa Municipal Airport Revenue, 6.25%, 6/1/20

 $

 1,644,110

 3,000,000

 (b)

 NR/NR

 Tulsa Municipal Airport Trust Revenue, 7.75%, 6/1/35

 2,269,830

 $

 3,913,940

 OREGON — 0.7%

 2,000,000

 A-/NR

 Oregon State Facilities Authority Revenue, 5.25%, 10/1/40

 $

 2,067,880

 PENNSYLVANIA — 5.4%

 3,600,000

 CC/NR

 Columbia County Hospital Authority Revenue, 5.85%, 6/1/24

 $

 3,413,880

 710,000

 BBB+/Baa3

 Hazleton Health Services Authority Hospital Revenue, 6.125%, 7/1/16

 711,384

 1,000,000

 BB/NR

 Pennsylvania Economic Development Financing Authority Revenue, 5.125%, 6/1/18

 947,780

 5,000,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, 6.0%, 6/1/31

 3,834,600

 5,000,000

 BBB-/Baa3

 Philadelphia Hospitals & Higher Education Facilities Authority Revenue, 5.0%, 7/1/34

 4,359,150

 2,245,000

 B-/NR

 Scranton-Lackawanna Health & Welfare Authority Revenue, 6.15%, 7/1/12

 2,238,445

 $

 15,505,239

 RHODE ISLAND — 3.7%

 1,385,000

 (c)

 NR/NR

 Central Falls Rhode Island Detention Facilities Revenue, 7.25%, 7/15/35

 $

 1,089,081

 1,500,000

 NR/NR

 Rhode Island Health & Educational Building Corp Revenue, 8.375%, 1/1/46

 1,556,805

 8,285,000

 BBB/B1

 Tobacco Settlement Financing Corp., 6.25%, 6/1/42

 8,064,785

 $

 10,710,671

 SOUTH CAROLINA — 5.1%

 7,140,000

 †

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 $

 7,791,954

 860,000

 †

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 940,685

 4,400,000

 (e)

 BBB/NR

 Tobacco Settlement Revenue Management, 6.375%, 5/15/30

 5,908,496

 $

 14,641,135

 TENNESSEE — 5.8%

 1,000,000

 †

 NR/A2

 Johnson City Health & Educational Facilities Board Hospital Revenue, 7.5%, 7/1/33

 $

 1,057,920

 5,000,000

 BBB+/Baa1

 Johnson City Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/38

 5,388,700

 7,000,000

 NR/A1

 Knox County Health Educational & Housing Facilities Board Hospital Revenue, Baptist Health System East Tennessee, 6.5%, 4/15/31

 7,197,680

 3,000,000

 BBB+/NR

 Sullivan County Health, Educational & Housing Facilities Board Hospital Revenue, 5.25%, 9/1/36

 2,962,980

 $

 16,607,280

 TEXAS — 13.2%

 2,400,000

 BB+/Ba1

 Central Texas Regional Mobility Authority Revenue, 6.75%, 1/1/41

 $

 2,403,984

 2,663,453

 (b)(c)

 NR/NR

 Gulf Coast Industrial Development Authority, 7.0%, 12/1/36

 25,782

 10,000,000

 B-/B3

 Houston Texas Airport System Special Facilities Revenue, 6.75%, 7/1/29

 9,968,500

 1,000,000

 NR/NR

 IAH Public Facility Corp., Project Revenue Bonds, Series 2006, 6.0%, 5/1/21

 862,380

 1,350,000

 NR/NR

 IAH Public Facility Corp., Project Revenue Bonds, Series 2006, 6.125%, 5/1/26

 1,116,140

 725,000

 NR/NR

 IAH Public Facility Corp., Project Revenue Bonds, Series 2006, 6.0%, 5/1/16

 686,611

 510,000

 AA-/Aa3

 Lower Colorado River Authority, 5.0%, 5/15/31

 518,721

 2,240,000

 AA-/Aa3

 Lower Colorado River Authority, 5.0%, 5/15/31

 2,248,310

 2,000,000

 NR/NR

 Lubbock Health Facilities Development Corp., 6.625%, 7/1/36

 1,889,960

 845,000

 NR/NR

 Lubbock Health Facilities Development Corp., 6.5%, 7/1/26

 820,343

 9,750,000

 BBB+/A3

 North Texas Tollway Authority Revenue, 5.75%, 1/1/33

 10,358,595

 1,711,000

 NR/Aaa

 Panhandle Regional Housing Finance Corp. Multifamily Housing Revenue, 6.6%, 7/20/31

 1,806,628

 1,500,000

 NR/NR

 Red River Health Facilities Development Corp., Revenue, 8.0%, 11/15/41

 1,504,845

 1,000,000

 A/Baa2

 Richardson Hospital Authority Revenue, 6.0%, 12/1/34

 1,013,290

 1,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 1,005,490

 1,500,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 1,512,255

 1,000,000

 (b)(c)

 D/NR

 Texas Midwest Public Facility Corp., Revenue, 9.0%, 10/1/30

 500,820

 $

 38,242,654

 VIRGINIA — 0.8%

 2,000,000

 BBB+/Baa1

 Washington County Industrial Development Authority Revenue, 7.75%, 7/1/38

 $

 2,291,100

 WASHINGTON — 3.6%

 1,140,000

 BBB/A3

 Tobacco Settlement Authority Revenue, 6.5%, 6/1/26

 $

 1,166,858

 2,000,000

 BBB/Baa2

 Washington State Health Care Facilities Authority, 6.125%, 8/15/37

 2,046,040

 2,000,000

 BBB/Baa2

 Washington State Health Care Facilities Authority, 6.25%, 8/15/42

 2,048,280

 1,500,000

 NR/Baa2

 Washington State Health Care Facilities Authority, 5.5%, 12/1/39

 1,464,390

 5,000,000

 NR/NR

 Washington State Housing Finance Committee Nonprofit Revenue, 5.625%, 1/1/27

 3,596,250

 $

 10,321,818

 WEST VIRGINIA — 0.3%

 750,000

 NR/NR

 West Virginia Hospital Finance Authority Hospital Revenue, 9.125%, 10/1/41

 $

 816,203

 WISCONSIN — 2.1%

 2,500,000

 NR/NR

 Wisconsin Public Finance Authority Continuing Care Retirement Community Revenue, 8.25%, 6/1/46

 $

 2,592,375

 1,500,000

 A+/A1

 Wisconsin State Health & Educational Facilities Authority Revenue, 6.625%, 2/15/39

 1,636,980

 1,000,000

 NR/NR

 Wisconsin State Health & Educational Facilities Authority Revenue, 6.125%, 4/1/24

 1,001,690

 1,000,000

 NR/NR

 Wisconsin State Health & Educational Facilities Authority Revenue, 6.25%, 4/1/34

 973,540

 $

 6,204,585

 TOTAL TAX-EXEMPT OBLIGATIONS

 (Cost $393,453,743)

 $

 408,332,619

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION — 3.1%

 13,000,000

 (c)

 NR/NR

 Non-Profit Preferred Funding Trust I, Series E, 12.0%, 9/15/37 (144A)

 $

 8,924,500

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $13,000,000)

 $

 8,924,500

 Shares

 Value

 COMMON STOCK - OF NET ASSETS — 0.3%

 TRANSPORTATION — 0.3%

 AIRLINES — 0.3%

 110,735

 (f)

 Delta Air Lines, Inc.

 $

 895,846

 TOTAL COMMON STOCKS

 (Cost $3,210,349)

 $

 895,846

 TAX-EXEMPT MONEY MARKET MUTUAL FUND — 2.1% OF NET ASSETS

 6,000,000

 NR/NR

 BlackRock Liquidity Funds MuniFund Portfolio

 $

 6,000,000

 TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND

 (Cost $6,000,000)

 $

 6,000,000

 TOTAL INVESTMENTS IN SECURITIES — 147.0%

 (Cost $415,664,092)(g)(h)

 $

 424,152,965

 OTHER ASSETS AND LIABILITIES — 5.0%

 $

 14,467,215

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE — (52.0)%

 $

 (150,004,114)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 288,616,066

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2011, the value of these securities amounted to $37,517,709 or 13.0% of total net assets applicable to common shareowners.

 NR

 Security not rated by S&P or Moody's

 RIB

 Residual Interest Bonds

 †

Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at December 31, 2011.

 (b)

 Security is in default and is non-income producing.

 (c)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $30,076,785. The aggregate fair value of $13,126,616 represents 4.5% of the total net assets applicable to common shareowners.

 (d)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2011.

 (e)

 Escrow to maturity.

 (f)

 Non-income producing.

 (g)

 The concentration of investments by type of

 obligation/market sector is as follows:

 Insured:

 FSA

 8.2

 %

 AMBAC

 2.7

 BHAC-CR MBIA

 1.8

 AGM

 1.5

 Revenue Bonds:

 Health Revenue

 36.9

 Tobacco Revenue

 10.3

 Other Revenue

 8.5

 Development Revenue

 7.8

 Airport Revenue

 5.9

 Pollution Control Revenue

 4.8

 Education Revenue

 3.7

 Housing Revenue

 2.9

 Facilities Revenue

 2.6

 Water Revenue

 2

 Transportation Revenue

 0.4

 100

 %

 The concentration of investments by type of

 obligation/market sector is as follows:

 Insured:

 FSA

8.2
%

 AMBAC

2.7

 BHAC-CR MBIA

1.8

 AGM

1.5

 Revenue Bonds:

 Health Revenue

36.9

 Tobacco Revenue

10.3

 Other Revenue

8.5

 Development Revenue

7.8

 Airport Revenue

5.9

 Pollution Control Revenue

4.8

 Education Revenue

3.7

 Housing Revenue

2.9

 Facilities Revenue

2.6

 Water Revenue

2

 Transportation Revenue

0.4

100
%

 (h) At December 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $414,302,035 was as follows:

 Aggregate gross unrealized gain in which there is an excess of value over tax cost $

 39,554,529

 Aggregate gross unrealized loss in which there is an excess of tax cost over value

 (29,703,599)

 Net unrealized gain$

 9,850,930

 For financial reporting purposes net unrealized gain on investments was  $8,488,873 and cost of investments aggregated $415,664,092.

 Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2011 aggregated $42,120,447 and $55,310,358, respectively.

 Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities,

 interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as

 Level 2 and securities valued using fair value methods are categorized as Level 3.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Tax-exempt obligations

$
—

$
408,332,619

$
—

$
408,332,619

 Municipal collateralized debt obligation

—

8,924,500

—

8,924,500

 Common stock

895,846

—

—

895,846

 Tax-exempt money market mutual fund

6,000,000

—

—

6,000,000

 Total

$
6,895,846

$
417,257,119

$
—

$
424,152,965

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Municipal High Income Advantage Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date February 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date February 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date February 29, 2012 * Print the name and title of each signing officer under his or her signature.